Interest and Finance Costs	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest and Finance Costs

13.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2015	2014	2013
Interest expense	$13,922	$7,815	$7,600
Amortization of financing costs	1,364	519	473
Commitment fees and other costs	269	93	67
Total	$15,555	$8,427	$8,140

Total interest incurred on long-term debt for 2015, 2014 and 2013 amounted to $14,622, $8,221 and $8,068, respectively, of which $700, $406 and $468 respectively, were capitalized and included in “Vessels” and in “Advances for vessels under construction and acquisitions and other vessel costs”.